ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Revision to adjustment amount in net cash used in operating activities and net cash provided by/used in investing activities	$ 77,655	$ 13,998